Pensions and other postretirement benefits (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pensions [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	4
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	(129)
Components of net periodic benefit cost (income) [Abstract]
Service costs	155		134		124
Interest costs	658		740		788
Settlement loss (gain)	4	[1]	(12)	[1]	3	[1]
Expected return on plan assets	(958)		(994)		(1,005)
Amortization of prior service costs	4		4		2
Amortization of net actuarial loss (gain)	227		119		8
Net periodic benefit cost (income)	90		(9)		(80)
Other postretirement benefits [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	2
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	4
Components of net periodic benefit cost (income) [Abstract]
Service costs	3		4		4
Interest costs	11		13		14
Curtailment gain	0		(6)		(1)
Amortization of prior service costs	1		3		2
Amortization of net actuarial loss (gain)	(1)		0		0
Net periodic benefit cost (income)	14		14		19

[1]	Includes the settlement gain related to the termination of the former CEO's retirement benefit plan in 2012.